Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	$ 765,793	$ 760,033	$ 757,283
Allowance for credit losses	[1]	6,582	6,507	6,372
Net	[1]	759,211	753,526	750,911
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		348,631		344,182
Allowance for credit losses		1,210		1,084
Net		347,421		343,098
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		106,543		104,170
Allowance for credit losses		2,372		2,414
Net		104,171		101,756
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		292,973		291,822
Allowance for credit losses		1,810		1,637
Net		291,163		290,185
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	6,489	6,399	5,726
Allowance for credit losses	[2]	2,040	2,000	1,881
Net	[2]	4,449	4,399	3,845
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,868	1,774	1,564
Allowance for credit losses	[2]	552	533	514
Net	[2]	1,316	1,241	1,050
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	6	6
Allowance for credit losses	[2]	1	1
Net	[2]	5	5
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,369	1,370	1,183
Allowance for credit losses	[2]	399	401	372
Net	[2]	970	969	811
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	733	734	691
Allowance for credit losses	[2]	394	389	372
Net	[2]	339	345	319
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,300	1,258	1,098
Allowance for credit losses	[2]	292	283	264
Net	[2]	1,008	975	834
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	364	401	356
Allowance for credit losses	[2]	142	135	97
Net	[2]	222	266	259
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	849	856	834
Allowance for credit losses	[2]	260	258	262
Net	[2]	589	598	572
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	2,197	2,178	1,864
Allowance for credit losses	[2]	593	580	498
Net	[2]	1,604	1,598	1,366
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,139	1,175	1,176
Allowance for credit losses	[2]	659	656	664
Net	[2]	480	519	512
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	3,153	3,046	2,686
Allowance for credit losses	[2]	788	764	719
Net	[2]	$ 2,365	$ 2,282	$ 1,967

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Interest income recognized on impaired loans during the three months ended July 31, 2024 was $22 (April 30, 2024 – $22; October 31, 2023 – $15).